                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-PX

               ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21769

                         Restoration Opportunities Fund
               (Exact name of registrant as specified in charter)

                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
               (Address of principal executive offices) (Zip code)

                                James D. Dondero
                         Restoration Opportunities Fund
                           13455 Noel Road, Suite 800
                                Dallas, TX 75240
                     (Name and address of agent for service)

        Registrant's telephone number, including area code: 972-628-4100

                      Date of fiscal year end: December 31

             Date of reporting period: July 1, 2005 - June 30, 2006

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 there under (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

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                               PROXY VOTING RECORD

                    FOR PERIOD JULY 1, 2005 TO JUNE 30, 2006

                                                                                                            FUND'S VOTE
                                                                                                          FOR OR AGAINST
                                                                                                             PROPOSAL,
                                                                                                            OR ABSTAIN;
                                                                                                              FOR OR        WHETHER
                                                                                 WHO PROPOSED   WHETHER      WITHHOLD      VOTE WAS
   ISSUER OF    EXCHANGE             SHAREHOLDER                                    MATTER:    FUND CAST     REGARDING      FOR OR
   PORTFOLIO     TICKER                MEETING                                     ISSUER /     VOTE ON     ELECTION OF     AGAINST
   SECURITY      SYMBOL     CUSIP#       DATE       SUMMARY OF MATTER VOTED ON    SHAREHOLDER    MATTER      DIRECTORS    MANAGEMENT
--------------  --------  ---------  -----------  -----------------------------  ------------  ---------  --------------  ----------
James River       JRCC    470355207   July 26,    1.   Election of Directors     Mgmt          No               N/A           N/A
Coal Company                            2005           1.   Joseph H. Vipperman
                                                       2.   Alan F. Crown

Trico Marine      TRMA    896106200   June 13,    1.   Election of Directors     1.   Mgmt.    1.   No          N/A           N/A
Services, Inc.                          2006           1.   Joseph S.
                                                            Compofelice

                                                       2.   Trevor Turbidy

                                                  2. Approve an amendment to     2.   Mgmt.    2.   No
                                                  the 2004 Stock Incentive
                                                  Plan to increase the number
                                                  of shares of common stock
                                                  authorized to be issued
                                                  thereunder from 750,000 to
                                                  1,500,000, an increase of
                                                  750,000 shares.

                                                  3. Ratification of the         3.   Mgmt.    3.   No
                                                  retention of
                                                  PricewaterhouseCoopers LLP,
                                                  Certified public
                                                  Accountants, as Independent
                                                  Auditors for the fiscal
                                                  year ending December 31, 2006

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                                   SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Restoration Opportunities Fund


By (Signature and Title)* /s/ James D. Dondero
                          ------------------------------------------------------
                          James D. Dondero, Chief Executive Officer
                          (Principal Executive Officer)

Date August 25, 2006

* Print the name and title of each signing officer under his or her signature.